OMB APPROVAL
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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia 120/20 Contrarian Equity Fund

January 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.4%
CONSUMER DISCRETIONARY 5.2%
Auto Components 0.5%
Visteon Corp.(a)	2,173	$104,304
Automobiles 0.7%
Ford Motor Co.	12,258	152,245
Media 4.0%
National CineMedia, Inc.	16,307	222,101
Regal Entertainment Group, Class A	24,933	310,416
Viacom, Inc., Class B	6,926	325,799
Total		858,316
TOTAL CONSUMER DISCRETIONARY		1,114,865
CONSUMER STAPLES 9.1%
Food & Staples Retailing 3.9%
CVS Caremark Corp.	19,780	825,815
Tobacco 5.2%
Lorillard, Inc.	6,821	732,507
Philip Morris International, Inc.	5,233	391,272
Total		1,123,779
TOTAL CONSUMER STAPLES		1,949,594
ENERGY 13.1%
Energy Equipment & Services 2.6%
Halliburton Co.	15,378	565,603
Oil, Gas & Consumable Fuels 10.5%
Apache Corp.	5,676	561,243
Enbridge, Inc.	18,486	694,334
Exxon Mobil Corp.	2,175	182,134
Newfield Exploration Co.(a)	5,475	207,010
Occidental Petroleum Corp.	1,565	156,140
Suncor Energy, Inc.	13,308	459,126
Total		2,259,987
TOTAL ENERGY		2,825,590
FINANCIALS 10.5%
Capital Markets 2.4%
Goldman Sachs Group, Inc. (The)	4,754	529,928
Commercial Banks 2.1%
CIT Group, Inc.(a)	11,682	445,552

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services 2.7%
Bank of America Corp.	80,634	$574,921
Insurance 3.3%
ACE Ltd.	10,219	711,242
TOTAL FINANCIALS		2,261,643
HEALTH CARE 12.7%
Life Sciences Tools & Services 3.8%
Agilent Technologies, Inc.(a)	8,616	365,922
Thermo Fisher Scientific, Inc.(a)	8,657	457,955
Total		823,877
Pharmaceuticals 8.9%
Bristol-Myers Squibb Co.	11,928	384,559
Mylan, Inc.(a)	38,947	808,150
Novartis AG, ADR	5,521	300,121
Pfizer, Inc.	19,052	407,713
Total		1,900,543
TOTAL HEALTH CARE		2,724,420
INDUSTRIALS 14.0%
Airlines 0.7%
Delta Air Lines, Inc.(a)	11,744	123,899
United Continental Holdings, Inc.(a)	1,795	41,465
Total		165,364
Electrical Equipment 3.6%
Cooper Industries PLC	13,035	770,629
Industrial Conglomerates 0.5%
Siemens AG, ADR	1,116	105,228
Machinery 9.2%
Caterpillar, Inc.	3,677	401,234
Deere & Co.	8,147	701,864
Eaton Corp.	9,040	443,231
Parker Hannifin Corp.	5,301	427,685
Total		1,974,014
TOTAL INDUSTRIALS		3,015,235
INFORMATION TECHNOLOGY 16.6%
Communications Equipment 1.0%
Juniper Networks, Inc.(a)	10,274	215,035

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 4.4%
Intel Corp.	15,384	$406,445
LSI Corp.(a)	72,868	551,611
Total		958,056
Software 11.2%
Check Point Software Technologies Ltd.(a)	12,232	688,539
Microsoft Corp.	32,871	970,681
Oracle Corp.	26,640	751,248
Total		2,410,468
TOTAL INFORMATION TECHNOLOGY		3,583,559
MATERIALS 9.5%
Chemicals 4.8%
Agrium, Inc.	3,580	287,331
Dow Chemical Co. (The)	14,517	486,464
EI du Pont de Nemours & Co.	5,084	258,725
Total		1,032,520
Metals & Mining 1.3%
Rio Tinto PLC, ADR	4,598	277,995
Paper & Forest Products 3.4%
Schweitzer-Mauduit International, Inc.	10,438	725,754
TOTAL MATERIALS		2,036,269

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 1.9%
CenturyLink, Inc.	11,018	$407,996
TOTAL TELECOMMUNICATION SERVICES		407,996
UTILITIES 6.8%
Multi-Utilities 6.8%
CenterPoint Energy, Inc.	19,152	353,738
Sempra Energy	7,628	434,033
Wisconsin Energy Corp.	10,114	343,876
Xcel Energy, Inc.	12,927	343,858
Total		1,475,505
TOTAL UTILITIES		1,475,505
Total Common Stocks (Cost: $19,261,380)		$21,394,676

	Shares	Value

Money Market Funds 1.0%
Columbia Short-Term Cash Fund, 0.134%(b)(c)	208,704	$208,704
Total Money Market Funds (Cost: $208,704)		$208,704
Total Investments
(Cost: $19,470,084)(d)		$21,603,380(e)
Other Assets & Liabilities, Net		(83,807)
Net Assets		$21,519,573

Investment in Derivatives

Total Return Equity Swap Contracts Outstanding at January 31, 2012

			Expiration	Notional	Unrealized	Unrealized
Counterparty	Fund Receives	Fund Pays	Date	Amount	Appreciation	Depreciation
JPMorgan Chase Bank, London Branch	Total return on a custom basket of securities in the S&P North American Technology Semiconductor Index	Floating rate based on 1-month LIBOR plus 0.30%	Nov. 27, 2012	$1,273,973	$—	$(9,630)
JPMorgan Chase Bank, London Branch	Floating rate based on 1-month LIBOR less 0.65%	Total return on a custom basket of securities in the S&P Small Cap 600 Index	Nov. 27, 2012	1,827,661	—	(5,523)
JPMorgan Chase Bank, London Branch	Total return on a custom basket of securities in the Russell 1000 Growth Index	Floating rate based on 1-month LIBOR plus 0.30%	Nov. 27, 2012	1,671,581	18,195	—
JPMorgan Chase Bank, London Branch	Floating rate based on 1-month LIBOR less 0.65%	Total return on a custom basket of securities in the Dow Jones U.S. Industrials Index	Nov. 27, 2012	1,754,342	—	(13,117)
JPMorgan Chase Bank, London Branch	Total return on a custom basket of securities in the S&P 100 Index	Floating rate based on 1-month LIBOR plus 0.30%	Nov. 27, 2012	733,449	1,541	—
Total					$19,736	$(28,270)

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2012.
(c)	Investments in affiliates during the period ended January 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$734,554	$4,444,285	$(4,970,135)	$—	$208,704	$328	$208,704

(d)

At January 31, 2012, the cost of securities for federal income tax purposes was approximately $19,470,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$3,680,000
Unrealized Depreciation	(1,547,000)
Net Unrealized Appreciation	$2,133,000

(e)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Fair value at January 31, 2012
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$1,114,865	$—	$—	$1,114,865
Consumer Staples	1,949,594	—	—	1,949,594
Energy	2,825,590	—	—	2,825,590
Financials	2,261,643	—	—	2,261,643
Health Care	2,724,420	—	—	2,724,420
Industrials	3,015,235	—	—	3,015,235
Information Technology	3,583,559	—	—	3,583,559
Materials	2,036,269	—	—	2,036,269
Telecommunication Services	407,996	—	—	407,996
Utilities	1,475,505	—	—	1,475,505
Total Equity Securities	21,394,676	—	—	21,394,676

Other
Money Market Funds	208,704	—	—	208,704
Total Other	208,704	—	—	208,704

Investments in Securities	21,603,380	—	—	21,603,380
Derivatives(c)
Assets
Swap Contracts	—	19,736	—	19,736
Liabilities
Swap Contracts	—	(28,270)	—	(28,270)
Total	$21,603,380	$(8,534)	$—	$21,594,846

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Recovery and Infrastructure Fund

January 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.9%
CONSUMER DISCRETIONARY 4.7%
Automobiles 4.7%
Ford Motor Co.(a)	3,211,105	$39,881,924
TOTAL CONSUMER DISCRETIONARY		39,881,924
ENERGY 4.0%
Energy Equipment & Services 4.0%
Baker Hughes, Inc.	275,952	13,557,522
Halliburton Co.	363,938	13,385,640
McDermott International, Inc.(b)	551,766	6,709,474
Total		33,652,636
TOTAL ENERGY		33,652,636
INDUSTRIALS 57.8%
Aerospace & Defense 4.6%
Boeing Co. (The)	127,469	9,455,650
Exelis, Inc.	555,537	5,549,815
Honeywell International, Inc.	412,336	23,931,981
Total		38,937,446
Airlines 4.9%
Delta Air Lines, Inc.(b)	1,685,477	17,781,783
United Continental Holdings, Inc.(b)	1,030,333	23,800,692
Total		41,582,475
Construction & Engineering 21.5%
Aegion Corp.(a)(b)	751,588	12,829,607
Chicago Bridge & Iron Co. NV	850,279	36,204,880
Foster Wheeler AG(b)	1,165,380	26,174,435
Jacobs Engineering Group, Inc.(b)	326,305	14,605,412
KBR, Inc.	1,305,317	41,952,888
Quanta Services, Inc.(a)(b)	556,289	12,015,842
Shaw Group, Inc. (The)(b)	600,449	16,296,186
URS Corp.(b)	536,103	22,060,639
Total		182,139,889
Electrical Equipment 6.4%
ABB Ltd., ADR(b)	693,991	14,455,832
Babcock & Wilcox Co. (The)(b)	350,160	8,701,476
Cooper Industries PLC	373,104	22,057,908
Hubbell, Inc., Class B	120,935	8,702,483
Total		53,917,699
Machinery 20.4%
AGCO Corp.(b)	332,070	16,912,325
Astec Industries, Inc.(a)(b)	386,635	13,075,996
Caterpillar, Inc.	174,540	19,045,805
Crane Co.	119,792	5,750,016

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Deere & Co.	282,188	$24,310,496
Eaton Corp.	466,726	22,883,576
ITT Corp.	173,610	3,774,281
Parker Hannifin Corp.	182,042	14,687,148
Terex Corp.(a)(b)	818,142	16,199,212
Timken Co.	267,128	13,043,860
Trinity Industries, Inc.	182,571	5,743,684
Xylem, Inc.	671,626	17,401,830
Total		172,828,229
TOTAL INDUSTRIALS		489,405,738
INFORMATION TECHNOLOGY 28.9%
Communications Equipment 5.3%
Cisco Systems, Inc.	390,266	7,660,922
Harris Corp.(a)	169,188	6,936,708
Opnext, Inc.(a)(b)	991,917	1,091,109
Telefonaktiebolaget LM Ericsson, ADR	1,257,302	11,655,189
Tellabs, Inc.	4,639,990	17,631,962
Total		44,975,890
Computers & Peripherals 2.0%
EMC Corp.(b)	653,990	16,846,782
Electronic Equipment, Instruments & Components 11.9%
Benchmark Electronics, Inc.(a)(b)	141,958	2,441,678
Celestica, Inc.(b)	519,765	4,423,200
Coherent, Inc.(b)	363,310	20,301,763
Flextronics International Ltd.(b)	3,121,970	21,447,934
Jabil Circuit, Inc.	68,659	1,555,813
Newport Corp.(a)(b)	1,041,022	19,227,676
Sanmina-SCI Corp.(a)(b)	2,079,776	22,835,940
TE Connectivity Ltd.	247,256	8,431,430
Total		100,665,434
Semiconductors & Semiconductor Equipment 4.5%
Broadcom Corp., Class A(b)	127,988	4,395,108
Brooks Automation, Inc.(a)	964,812	10,342,784
Intel Corp.	868,512	22,946,087
Total		37,683,979
Software 5.2%
Microsoft Corp.	915,793	27,043,368
Oracle Corp.	215,516	6,077,551
Symantec Corp.(b)	652,322	11,213,415
Total		44,334,334
TOTAL INFORMATION TECHNOLOGY		244,506,419

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 4.5%
Chemicals 1.9%
Dow Chemical Co. (The)	487,740	$16,344,167
Metals & Mining 2.6%
Alcoa, Inc.	1,134,965	11,531,245
Freeport-McMoRan Copper & Gold, Inc.	224,192	10,359,912
Total		21,891,157
TOTAL MATERIALS		38,235,324
Total Common Stocks (Cost: $747,133,788)		$845,682,041

	Shares	Value

Money Market Funds 1.5%
Columbia Short-Term Cash Fund, 0.134%(c)(d)	12,680,714	$12,680,714
Total Money Market Funds (Cost: $12,680,714)		$12,680,714

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 1.3%
Repurchase Agreements 1.3%
Barclays Capital, Inc. dated 01/31/12, matures 02/01/12, repurchase price $9,778,457(e)
	0.150%	$9,778,416	$9,778,416
Pershing LLC dated 01/31/12, matures 02/01/12, repurchase price $1,000,006(e)
	0.200%	1,000,000	1,000,000
Total			10,778,416

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $10,778,416)			$10,778,416

Total Investments
(Cost: $770,592,918)(f)			$869,141,171(g)
Other Assets & Liabilities, Net			(22,864,758)
Net Assets			$846,276,413

Notes to Portfolio of Investments
(a)	At January 31, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2012.
(d)	Investments in affiliates during the period ended January 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$17,868,874	$210,190,472	$(215,378,632)	$—	$12,680,714	$8,303	$12,680,714

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.150%)

Security Description	Value
United States Treasury Note/Bond	$9,973,984
Total Market Value of Collateral Securities	$9,973,984

Pershing LLC (0.200%)

Security Description	Value
Fannie Mae Pool	$253,224
Fannie Mae REMICS	82,337
Federal Farm Credit Bank	20,908
Federal Home Loan Banks	6,476
Federal Home Loan Mortgage Corp	5,532
Federal National Mortgage Association	12,374
Freddie Mac Gold Pool	142,100
Freddie Mac Non Gold Pool	58,505
Freddie Mac REMICS	90,883
Ginnie Mae I Pool	130,411
Ginnie Mae II Pool	140,889
Government National Mortgage Association	36,270
United States Treasury Bill	639
United States Treasury Note/Bond	38,694
United States Treasury Strip Coupon	758
Total Market Value of Collateral Securities	$1,020,000

(f)

At January 31, 2012, the cost of securities for federal income tax purposes was approximately $770,593,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$141,896,000
Unrealized Depreciation	(43,348,000)
Net Unrealized Appreciation	$98,548,000

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                         Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Fair value at January 31, 2012
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$39,881,924	$—	$—	$39,881,924
Energy	33,652,636	—	—	33,652,636
Industrials	489,405,738	—	—	489,405,738
Information Technology	244,506,419	—	—	244,506,419
Materials	38,235,324	—	—	38,235,324
Total Equity Securities	845,682,041	—	—	845,682,041
Other
Money Market Funds	12,680,714	—	—	12,680,714
Investments of Cash Collateral Received for Securities on Loan	—	10,778,416	—	10,778,416
Total Other	12,680,714	10,778,416	—	23,459,130
Total	$858,362,755	$10,778,416	$—	$869,141,171

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds

Columbia Retirement Plus 2010 Fund

January 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 39.9%
Dividend Income 1.8%
Columbia Dividend Income Fund	13,854	$192,012
International 7.0%
Columbia Acorn International Fund	655	24,187
Columbia Pacific/Asia Fund	15,190	119,390
Columbia Emerging Markets Fund(a)	4,909	47,714
Columbia European Equity Fund	52,554	286,946
Columbia Multi-Advisor International Equity Fund(a)	23,101	258,735
Total		736,972
Real Estate 1.7%
Columbia Real Estate Equity Fund	13,340	180,221
U.S. Large Cap 20.0%
Columbia Contrarian Core Fund	39,650	572,153
Columbia Large Cap Growth Fund	7,732	189,116
Columbia Large Core Quantitative Fund	96,975	580,878
Columbia Large Growth Quantitative Fund	23,799	191,820
Columbia Large Value Quantitative Fund	28,441	190,840
Columbia Select Large Cap Growth Fund(a)	14,157	183,048
Columbia Select Large-Cap Value Fund	12,606	192,123
Total		2,099,978
U.S. Mid Cap 5.1%
Columbia Acorn USA Fund(a)	3,325	97,911
Columbia Mid Cap Growth Fund(a)	7,191	192,504
Columbia Mid Cap Value Fund	7,178	96,693
Columbia Mid Cap Value Opportunity Fund	18,673	144,905
Total		532,013
U.S. Small Cap 4.3%
Columbia Select Smaller-Cap Value Fund(a)	9,464	151,048
Columbia Small Cap Core Fund(a)	9,368	149,508

	Shares	Value

U.S. Small Cap (continued)
Columbia Small Cap Growth Fund I(a)	5,043	$146,517
Total		447,073
Total Equity Funds (Cost: $4,190,436)		$4,188,269

Fixed-Income Funds 52.5%
Global Bond 2.4%
Columbia Global Bond Fund	36,892	257,507
High Yield 9.7%
Columbia High Yield Bond Fund	362,715	1,015,602
Inflation Protected Securities 5.2%
Columbia Inflation Protected Securities Fund	49,139	542,497
Investment Grade 35.2%
CMG Ultra-Short Term Bond Fond	55,018	495,165
Columbia Bond Fund	157,146	1,503,889
Columbia Diversified Bond Fund	294,936	1,507,121
Columbia U.S. Treasury Index Fund	15,293	180,758
Total		3,686,933
Total Fixed-Income Funds (Cost: $5,442,712)		$5,502,539

Alternative Investments 6.3%
Columbia Absolute Return Currency and Income Fund(a)	25,148	257,769
Columbia Absolute Return Multi-Strategy Fund(a)	8,522	84,962
Columbia Convertible Securities Fund	22,164	322,703
Total Alternative Investments (Cost: $667,141)		$665,434

Money Market Funds 1.6%
Columbia Money Market Fund, 0.008%(b)	165,756	165,756
Total Money Market Funds (Cost: $165,756)		$165,756
Total Investments in Affiliated Funds
(Cost: $10,466,045)(c)		$10,521,998(d)
Other Assets and Liabilities		(35,100)
Net Assets		$10,486,898

Notes to Investments in Affiliated Funds

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2012.

(c)

At January 31, 2012, the cost of securities for federal income tax purposes was approximately $10,466,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$184,000
Unrealized Depreciation	(128,000)
Net Unrealized Appreciation	$56,000

(d)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Fair value at January 31, 2012
Description	Level 1 quoted prices in active markets for identical assets(a)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Investments in Affiliated Funds	$10,521,998	$—	$—	$10,521,998

(a) There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds

Columbia Retirement Plus 2015 Fund

January 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 49.9%
Dividend Income 2.2%
Columbia Dividend Income Fund	35,701	$494,819
International 9.5%
Columbia Acorn International Fund	1,856	68,540
Columbia Pacific/Asia Fund	43,296	340,308
Columbia Emerging Markets Fund(a)	14,081	136,865
Columbia European Equity Fund	150,168	819,915
Columbia Multi-Advisor International Equity Fund (a)	66,118	740,520
Total		2,106,148
Real Estate 2.1%
Columbia Real Estate Equity Fund	34,681	468,535
U.S. Large Cap 24.2%
Columbia Contrarian Core Fund	102,177	1,474,420
Columbia Large Cap Growth Fund	19,860	485,780
Columbia Large Core Quantitative Fund	250,016	1,497,594
Columbia Large Growth Quantitative Fund	61,275	493,874
Columbia Large Value Quantitative Fund	73,328	492,028
Columbia Select Large Cap Growth Fund(a)	36,342	469,909
Columbia Select Large-Cap Value Fund	32,456	494,635
Total		5,408,240
U.S. Mid Cap 6.5%
Columbia Acorn USA Fund(a)	8,981	264,495
Columbia Mid Cap Growth Fund(a)	19,406	519,507
Columbia Mid Cap Value Fund	19,469	262,240
Columbia Mid Cap Value Opportunity Fund	50,638	392,949
Total		1,439,191
U.S. Small Cap 5.4%
Columbia Select Smaller-Cap Value Fund(a)	25,489	406,813
Columbia Small Cap Core Fund(a)	25,290	403,624

	Shares	Value

U.S. Small Cap (continued)
Columbia Small Cap Growth Fund I(a)	13,608	$395,302
Total		1,205,739
Total Equity Funds (Cost: $11,037,334)		$11,122,672

Fixed-Income Funds 42.5%
Emerging Markets 0.6%
Columbia Emerging Markets Bond Fund	12,219	140,156
Global Bond 2.5%
Columbia Global Bond Fund	78,248	546,171
High Yield 9.0%
Columbia High Yield Bond Fund	713,015	1,996,442
Inflation Protected Securities 3.6%
Columbia Inflation Protected Securities Fund	72,734	802,985
Investment Grade 26.8%
CMG Ultra-Short Term Bond Fond	79,546	715,916
Columbia Bond Fund	261,085	2,498,580
Columbia Diversified Bond Fund	489,944	2,503,614
Columbia U.S. Treasury Index Fund	22,675	268,014
Total		5,986,124
Total Fixed-Income Funds (Cost: $9,378,219)		$9,471,878

Alternative Investments 6.8%
Columbia Absolute Return Currency and Income Fund(a)	61,252	627,833
Columbia Absolute Return Multi-Strategy Fund(a)	20,899	208,360
Columbia Convertible Securities Fund	46,947	683,556
Total Alternative Investments (Cost: $1,529,246)		$1,519,749

Money Market Funds 1.0%
Columbia Money Market Fund, 0.008%(b)	233,361	233,361
Total Money Market Funds (Cost: $233,361)		$233,361
Total Investments in Affiliated Funds
(Cost: $22,178,160)(c)		$22,347,660(d)
Other Assets and Liabilities		(33,508)
Net Assets		$22,314,152

Notes to Investments in Affiliated Funds

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2012.

(c)

At January 31, 2012, the cost of securities for federal income tax purposes was approximately $22,178,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$487,000
Unrealized Depreciation	(317,000)
Net Unrealized Appreciation	$170,000

(d)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Fair value at January 31, 2012
Description	Level 1 quoted prices in active markets for identical assets(a)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Investments in Affiliated Funds	$22,347,660	$—	$—	$22,347,660

(a) There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds

Columbia Retirement Plus 2020 Fund

January 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 56.7%
Dividend Income 2.3%
Columbia Dividend Income Fund	42,609	$590,561
International 13.1%
Columbia Acorn International Fund	2,991	110,416
Columbia Pacific/Asia Fund	69,685	547,722
Columbia Emerging Markets Fund(a)	22,666	220,317
Columbia European Equity Fund	241,088	1,316,343
Columbia Multi-Advisor International Equity Fund(a)	106,245	1,189,945
Total		3,384,743
Real Estate 2.8%
Columbia Real Estate Equity Fund	52,984	715,816
U.S. Large Cap 24.9%
Columbia Contrarian Core Fund	122,135	1,762,413
Columbia Large Cap Growth Fund	23,720	580,191
Columbia Large Core Quantitative Fund	298,678	1,789,078
Columbia Large Growth Quantitative Fund	73,154	589,620
Columbia Large Value Quantitative Fund	87,610	587,863
Columbia Select Large Cap Growth Fund(a)	43,424	561,467
Columbia Select Large-Cap Value Fund	38,763	590,755
Total		6,461,387
U.S. Mid Cap 7.4%
Columbia Acorn USA Fund(a)	11,948	351,870
Columbia Mid Cap Growth Fund(a)	25,831	691,507
Columbia Mid Cap Value Fund	25,909	348,987
Columbia Mid Cap Value Opportunity Fund	67,310	522,322
Total		1,914,686
U.S. Small Cap 6.2%
Columbia Select Smaller-Cap Value Fund(a)	33,933	541,570
Columbia Small Cap Core Fund(a)	33,695	537,774

	Shares	Value

U.S. Small Cap (continued)
Columbia Small Cap Growth Fund I(a)	18,124	$526,498
Total		1,605,842
Total Equity Funds (Cost: $14,688,333)		$14,673,035

Fixed-Income Funds 35.5%
Emerging Markets 1.0%
Columbia Emerging Markets Bond Fund	22,473	257,770
Global Bond 2.1%
Columbia Global Bond Fund	79,224	552,980
High Yield 8.3%
Columbia High Yield Bond Fund	763,966	2,139,104
Inflation Protected Securities 2.7%
Columbia Inflation Protected Securities Fund	64,439	711,411
Investment Grade 21.4%
CMG Ultra-Short Term Bond Fond	60,953	548,575
Columbia Bond Fund	248,303	2,376,265
Columbia Diversified Bond Fund	466,133	2,381,939
Columbia U.S. Treasury Index Fund	20,038	236,850
Total		5,543,629
Total Fixed-Income Funds (Cost: $9,119,347)		$9,204,894

Alternative Investments 7.3%
Columbia Absolute Return Currency and Income Fund(a)	86,212	883,668
Columbia Absolute Return Multi-Strategy Fund(a)	29,338	292,498
Columbia Convertible Securities Fund	48,678	708,754
Total Alternative Investments (Cost: $1,888,852)		$1,884,920

Money Market Funds 0.7%
Columbia Money Market Fund, 0.008%(b)	182,226	182,226
Total Money Market Funds (Cost: $182,226)		$182,226
Total Investments in Affiliated Funds
(Cost: $25,878,758)(c)		$25,945,075(d)
Other Assets and Liabilities		(53,309)
Net Assets		$25,891,766

Notes to Investments in Affiliated Funds

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2012.

(c)

At January 31, 2012, the cost of securities for federal income tax purposes was approximately $25,879,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$525,000
Unrealized Depreciation	(459,000)
Net Unrealized Appreciation	$66,000

(d)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Fair value at January 31, 2012
Description	Level 1 quoted prices in active markets for identical assets(a)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Investments in Affiliated Funds	$25,945,075	$—	$—	$25,945,075

(a) There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds

Columbia Retirement Plus 2025 Fund

January 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 61.2%
Dividend Income 2.6%
Columbia Dividend Income Fund	61,383	$850,769
International 11.9%
Columbia Acorn International Fund	3,403	125,635
Columbia Pacific/Asia Fund	79,106	621,772
Columbia Emerging Markets Fund(a)	25,673	249,542
Columbia European Equity Fund	273,702	1,494,414
Columbia Multi-Advisor International Equity Fund(a)	120,537	1,350,012
Total		3,841,375
Real Estate 3.1%
Columbia Real Estate Equity Fund	75,417	1,018,886
U.S. Large Cap 28.7%
Columbia Contrarian Core Fund	176,064	2,540,605
Columbia Large Cap Growth Fund	34,261	838,014
Columbia Large Core Quantitative Fund	430,491	2,578,639
Columbia Large Growth Quantitative Fund	105,522	850,509
Columbia Large Value Quantitative Fund	126,359	847,870
Columbia Select Large Cap Growth Fund(a)	62,746	811,300
Columbia Select Large-Cap Value Fund	55,870	851,465
Total		9,318,402
U.S. Mid Cap 8.1%
Columbia Acorn USA Fund(a)	16,356	481,681
Columbia Mid Cap Growth Fund(a)	35,430	948,469
Columbia Mid Cap Value Fund	35,447	477,463
Columbia Mid Cap Value Opportunity Fund	92,170	715,239
Total		2,622,852
U.S. Small Cap 6.8%
Columbia Select Smaller-Cap Value Fund(a)	46,496	742,070
Columbia Small Cap Core Fund(a)	46,123	736,133

	Shares	Value
U.S. Small Cap (continued)
Columbia Small Cap Growth Fund I(a)	24,823	$721,110
Total		2,199,313
Total Equity Funds (Cost: $19,697,116)		$19,851,597

Fixed-Income Funds 29.9%
Emerging Markets 1.0%
Columbia Emerging Markets Bond Fund	28,108	322,403
Global Bond 2.0%
Columbia Global Bond Fund	90,850	634,134
High Yield 7.5%
Columbia High Yield Bond Fund	874,642	2,448,997
Inflation Protected Securities 1.3%
Columbia Inflation Protected Securities Fund	37,011	408,599
Investment Grade 18.1%
CMG Ultra-Short Term Bond Fond	97,938	881,440
Columbia Bond Fund	253,235	2,423,456
Columbia Diversified Bond Fund	475,138	2,427,958
Columbia U.S. Treasury Index Fund	11,556	136,591
Total		5,869,445
Total Fixed-Income Funds (Cost: $9,580,226)		$9,683,578

Alternative Investments 8.2%
Columbia Absolute Return Currency and Income Fund(a)	134,595	1,379,604
Columbia Absolute Return Multi-Strategy Fund(a)	45,878	457,402
Columbia Convertible Securities Fund	56,781	826,729
Total Alternative Investments (Cost: $2,670,891)		$2,663,735

Money Market Funds 0.9%
Columbia Money Market Fund, 0.008%(b)	290,440	290,440
Total Money Market Funds (Cost: $290,440)		$290,440
Total Investments in Affiliated Funds
(Cost: $32,238,673)(c)		$32,489,350(d)
Other Assets and Liabilities		(53,816)
Net Assets		$32,435,534

Notes to Investments in Affiliated Funds

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2012.

(c)

At January 31, 2012, the cost of securities for federal income tax purposes was approximately $32,239,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$831,000
Unrealized Depreciation	(581,000)
Net Unrealized Appreciation	$250,000

(d)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

Fair value at January 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(a)	inputs

Investments in Affiliated Funds	$32,489,350	$—	$—	$32,489,350

(a) There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds

Columbia Retirement Plus 2030 Fund

January 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 66.4%
Dividend Income 2.8%
Columbia Dividend Income Fund	62,441	$865,428
International 13.1%
Columbia Acorn International Fund	3,520	129,939
Columbia Pacific/Asia Fund	82,303	646,903
Columbia Emerging Markets Fund(a)	26,773	260,232
Columbia European Equity Fund	284,666	1,554,276
Columbia Multi-Advisor International Equity Fund(a)	125,455	1,405,097
Total		3,996,447
Real Estate 3.2%
Columbia Real Estate Equity Fund	71,066	960,108
U.S. Large Cap 31.1%
Columbia Contrarian Core Fund	179,228	2,586,261
Columbia Large Cap Growth Fund	34,893	853,486
Columbia Large Core Quantitative Fund	438,215	2,624,905
Columbia Large Growth Quantitative Fund	107,491	866,379
Columbia Large Value Quantitative Fund	128,699	863,569
Columbia Select Large Cap Growth Fund(a)	63,969	827,121
Columbia Select Large-Cap Value Fund	56,921	867,484
Total		9,489,205
U.S. Mid Cap 8.8%
Columbia Acorn USA Fund(a)	16,741	493,013
Columbia Mid Cap Growth Fund(a)	36,241	970,187
Columbia Mid Cap Value Fund	36,281	488,706
Columbia Mid Cap Value Opportunity Fund	94,406	732,590
Total		2,684,496
U.S. Small Cap 7.4%
Columbia Select Smaller-Cap Value Fund(a)	47,492	757,962
Columbia Small Cap Core Fund(a)	47,133	752,247

	Shares	Value

U.S. Small Cap (continued)
Columbia Small Cap Growth Fund I(a)	25,403	$737,968
Total		2,248,177
Total Equity Funds (Cost: $20,063,678)		$20,243,861

Fixed-Income Funds 24.7%
Emerging Markets 1.0%
Columbia Emerging Markets Bond Fund	26,486	303,795
Global Bond 2.0%
Columbia Global Bond Fund	85,696	598,161
High Yield 6.9%
Columbia High Yield Bond Fund	749,377	2,098,255
Inflation Protected Securities 0.4%
Columbia Inflation Protected Securities Fund	12,030	132,814
Investment Grade 14.4%
CMG Ultra-Short Term Bond Fond	63,936	575,427
Columbia Bond Fund	196,261	1,878,214
Columbia Diversified Bond Fund	368,207	1,881,536
Columbia U.S. Treasury Index Fund	3,781	44,697
Total		4,379,874
Total Fixed-Income Funds (Cost: $7,441,897)		$7,512,899

Alternative Investments 8.8%
Columbia Absolute Return Currency and Income Fund(a)	140,438	1,439,483
Columbia Absolute Return Multi-Strategy Fund(a)	47,863	477,194
Columbia Convertible Securities Fund	53,467	778,482
Total Alternative Investments (Cost: $2,694,292)		$2,695,159

Money Market Funds 0.6%
Columbia Money Market Fund, 0.008%(b)	190,241	190,241
Total Money Market Funds (Cost: $190,241)		$190,241
Total Investments in Affiliated Funds
(Cost: $30,390,108)(c)		$30,642,160(d)
Other Assets and Liabilities		(159,749)
Net Assets		$30,482,411

Notes to Investments in Affiliated Funds

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2012.

(c)

At January 31, 2012, the cost of securities for federal income tax purposes was approximately $30,390,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$800,000
Unrealized Depreciation	(548,000)
Net Unrealized Appreciation	$252,000

(d)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

Fair value at January 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(a)	inputs

Investments in Affiliated Funds	$30,642,160	$—	$—	$30,642,160

(a) There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds

Columbia Retirement Plus 2035 Fund

January 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 71.2%
Dividend Income 3.0%
Columbia Dividend Income Fund	52,271	$724,468
International 14.3%
Columbia Acorn International Fund	3,048	112,527
Columbia Pacific/Asia Fund	71,269	560,174
Columbia Emerging Markets Fund(a)	23,145	224,971
Columbia European Equity Fund	246,497	1,345,876
Columbia Multi-Advisor International Equity Fund(a)	108,528	1,215,513
Total		3,459,061
Real Estate 3.8%
Columbia Real Estate Equity Fund	68,096	919,972
U.S. Large Cap 32.7%
Columbia Contrarian Core Fund	149,829	2,162,037
Columbia Large Cap Growth Fund	29,154	713,110
Columbia Large Core Quantitative Fund	366,422	2,194,866
Columbia Large Growth Quantitative Fund	89,727	723,201
Columbia Large Value Quantitative Fund	107,608	722,051
Columbia Select Large Cap Growth Fund(a)	53,421	690,728
Columbia Select Large-Cap Value Fund	47,596	725,355
Total		7,931,348
U.S. Mid Cap 9.5%
Columbia Acorn USA Fund(a)	14,313	421,515
Columbia Mid Cap Growth Fund(a)	30,939	828,232
Columbia Mid Cap Value Fund	30,982	417,326
Columbia Mid Cap Value Opportunity Fund	80,570	625,229
Total		2,292,302
U.S. Small Cap 7.9%
Columbia Select Smaller-Cap Value Fund(a)	40,598	647,942
Columbia Small Cap Core Fund(a)	40,326	643,604

	Shares	Value

U.S. Small Cap (continued)
Columbia Small Cap Growth Fund I(a)	21,698	$630,331
Total		1,921,877
Total Equity Funds (Cost: $17,102,699)		$17,249,028

Fixed-Income Funds 19.3%
Emerging Markets 1.0%
Columbia Emerging Markets Bond Fund	20,952	240,327
Global Bond 1.6%
Columbia Global Bond Fund	56,985	397,756
High Yield 6.2%
Columbia High Yield Bond Fund	533,871	1,494,838
Inflation Protected Securities 0.2%
Columbia Inflation Protected Securities Fund	4,211	46,488
Investment Grade 10.3%
CMG Ultra-Short Term Bond Fond	18,108	162,968
Columbia Bond Fund	121,069	1,158,629
Columbia Diversified Bond Fund	227,171	1,160,845
Columbia U.S. Treasury Index Fund	1,349	15,947
Total		2,498,389
Total Fixed-Income Funds (Cost: $4,626,739)		$4,677,798

Alternative Investments 9.5%
Columbia Absolute Return Currency and Income Fund(a)	129,279	1,325,112
Columbia Absolute Return Multi-Strategy Fund(a)	44,099	439,662
Columbia Convertible Securities Fund	36,935	537,779
Total Alternative Investments (Cost: $2,296,496)		$2,302,553

Money Market Funds 0.2%
Columbia Money Market Fund, 0.008%(b)	55,004	55,004
Total Money Market Funds (Cost: $55,004)		$55,004
Total Investments in Affiliated Funds
(Cost: $24,080,938)(c)		$24,284,383(d)
Other Assets and Liabilities		(54,482)
Net Assets		$24,229,901

Notes to Investments in Affiliated Funds

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2012.

(c)

At January 31, 2012, the cost of securities for federal income tax purposes was approximately $24,081,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$664,000
Unrealized Depreciation	(461,000)
Net Unrealized Appreciation	$203,000

(d)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

Fair value at January 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(a)	inputs

Investments in Affiliated Funds	$24,284,383	$—	$—	$24,284,383

(a) There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds

Columbia Retirement Plus 2040 Fund

January 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 76.2%
Dividend Income 3.2%
Columbia Dividend Income Fund	43,349	$600,808
International 15.5%
Columbia Acorn International Fund	2,590	95,644
Columbia Pacific/Asia Fund	60,496	475,502
Columbia Emerging Markets Fund(a)	19,701	191,489
Columbia European Equity Fund	209,578	1,144,294
Columbia Multi-Advisor International Equity Fund(a)	92,299	1,033,748
Total		2,940,677
Real Estate 4.2%
Columbia Real Estate Equity Fund	58,762	793,875
U.S. Large Cap 34.7%
Columbia Contrarian Core Fund	124,336	1,794,173
Columbia Large Cap Growth Fund	24,200	591,921
Columbia Large Core Quantitative Fund	303,994	1,820,927
Columbia Large Growth Quantitative Fund	74,556	600,920
Columbia Large Value Quantitative Fund	89,327	599,383
Columbia Select Large Cap Growth Fund(a)	44,293	572,712
Columbia Select Large-Cap Value Fund	39,514	602,186
Total		6,582,222
U.S. Mid Cap 10.1%
Columbia Acorn USA Fund(a)	12,011	353,720
Columbia Mid Cap Growth Fund(a)	25,990	695,755
Columbia Mid Cap Value Fund	26,072	351,185
Columbia Mid Cap Value Opportunity Fund	67,688	525,262
Total		1,925,922
U.S. Small Cap 8.5%
Columbia Select Smaller-Cap Value Fund(a)	34,157	545,147
Columbia Small Cap Core Fund(a)	33,842	540,116

	Shares	Value

U.S. Small Cap (continued)
Columbia Small Cap Growth Fund I(a)	18,239	$529,854
Total		1,615,117
Total Equity Funds (Cost: $14,357,628)		$14,458,621

Fixed-Income Funds 13.5%
Emerging Markets 1.0%
Columbia Emerging Markets Bond Fund	16,365	187,704
Global Bond 1.1%
Columbia Global Bond Fund	31,289	218,399
High Yield 3.5%
Columbia High Yield Bond Fund	234,239	655,871
Inflation Protected Securities 1.2%
Columbia Inflation Protected Securities Fund	21,236	234,440
Investment Grade 6.7%
CMG Ultra-Short Term Bond Fond	13,872	124,847
Columbia Bond Fund	55,381	529,994
Columbia Diversified Bond Fund	104,036	531,624
Columbia U.S. Treasury Index Fund	6,620	78,254
Total		1,264,719
Total Fixed-Income Funds (Cost: $2,519,834)		$2,561,133

Alternative Investments 9.8%
Columbia Absolute Return Currency and Income Fund(a)	108,622	1,113,381
Columbia Absolute Return Multi-Strategy Fund(a)	37,008	368,973
Columbia Convertible Securities Fund	26,548	386,534
Total Alternative Investments (Cost: $1,862,011)		$1,868,888

Money Market Funds 0.7%
Columbia Money Market Fund, 0.008%(b)	126,054	126,054
Total Money Market Funds (Cost: $126,054)		$126,054
Total Investments in Affiliated Funds
(Cost: $18,865,527)(c)		$19,014,696(d)
Other Assets and Liabilities		(47,141)
Net Assets		$18,967,555

Notes to Investments in Affiliated Funds

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2012.

(c)

At January 31, 2012, the cost of securities for federal income tax purposes was approximately $18,866,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$535,000
Unrealized Depreciation	(386,000)
Net Unrealized Appreciation	$149,000

(d)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

Fair value at January 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(a)	inputs

Investments in Affiliated Funds	$19,014,696	$—	$—	$19,014,696

(a) There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds

Columbia Retirement Plus 2045 Fund

January 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 81.2%
Dividend Income 3.4%
Columbia Dividend Income Fund	50,832	$704,532
International 16.7%
Columbia Acorn International Fund	3,085	113,917
Columbia Pacific/Asia Fund	71,947	565,503
Columbia Emerging Markets Fund(a)	23,356	227,023
Columbia European Equity Fund	249,174	1,360,489
Columbia Multi-Advisor International Equity Fund(a)	109,757	1,229,275
Total		3,496,207
Real Estate 4.2%
Columbia Real Estate Equity Fund	64,681	873,842
U.S. Large Cap 37.0%
Columbia Contrarian Core Fund	145,940	2,105,910
Columbia Large Cap Growth Fund	28,433	695,477
Columbia Large Core Quantitative Fund	356,796	2,137,206
Columbia Large Growth Quantitative Fund	87,530	705,497
Columbia Large Value Quantitative Fund	104,789	703,134
Columbia Select Large Cap Growth Fund(a)	52,091	673,538
Columbia Select Large-Cap Value Fund	46,351	706,390
Total		7,727,152
U.S. Mid Cap 10.8%
Columbia Acorn USA Fund(a)	14,132	416,198
Columbia Mid Cap Growth Fund(a)	30,609	819,392
Columbia Mid Cap Value Fund	30,581	411,924
Columbia Mid Cap Value Opportunity Fund	79,678	618,302
Total		2,265,816
U.S. Small Cap 9.1%
Columbia Select Smaller-Cap Value Fund(a)	40,122	640,339
Columbia Small Cap Core Fund(a)	39,787	635,000

	Shares	Value

U.S. Small Cap (continued)
Columbia Small Cap Growth Fund I(a)	21,432	$622,606
Total		1,897,945
Total Equity Funds (Cost: $16,889,573)		$16,965,494

Fixed-Income Funds 9.1%
Emerging Markets 1.0%
Columbia Emerging Markets Bond Fund	18,009	206,560
Global Bond 0.7%
Columbia Global Bond Fund	19,905	138,937
High Yield 2.4%
Columbia High Yield Bond Fund	182,566	511,186
Inflation Protected Securities 0.9%
Columbia Inflation Protected Securities Fund	16,444	181,542
Investment Grade 4.1%
CMG Ultra-Short Term Bond Fond	4,310	38,785
Columbia Bond Fund	39,505	378,065
Columbia Diversified Bond Fund	74,197	379,148
Columbia U.S. Treasury Index Fund	5,120	60,516
Total		856,514
Total Fixed-Income Funds (Cost: $1,870,640)		$1,894,739

Alternative Investments 9.8%
Columbia Absolute Return Currency and Income Fund(a)	119,544	1,225,323
Columbia Absolute Return Multi-Strategy Fund(a)	40,783	406,610
Columbia Convertible Securities Fund	29,221	425,454
Total Alternative Investments (Cost: $2,049,540)		$2,057,387

Money Market Funds 0.2%
Columbia Money Market Fund, 0.008%(b)	37,490	37,490
Total Money Market Funds (Cost: $37,490)		$37,490
Total Investments in Affiliated Funds
(Cost: $20,847,243)(c)		$20,955,110(d)
Other Assets and Liabilities		(66,551)
Net Assets		$20,888,559

Notes to Investments in Affiliated Funds

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2012.

(c)

At January 31, 2012, the cost of securities for federal income tax purposes was approximately $20,847,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$538,000
Unrealized Depreciation	(430,000)
Net Unrealized Appreciation	$108,000

(d)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

Fair value at January 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(a)	inputs

Investments in Affiliated Funds	$20,955,110	$—	$—	$20,955,110

(a) There were no significant transfers between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	March 22, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	March 22, 2012